412 P-1 06/14

SUPPLEMENT DATED JUNE 30, 2014

TO THE PROSPECTUS DATED MARCH 1, 2014

 OF

Franklin Templeton Global Trust

Templeton Hard Currency Fund

The Prospectus is amended as follows:

The cover page of, and the name references within, the Summary Prospectus and the Prospectus are amended to reflect new fund or trust names as follows:

Franklin Templeton Global Trust

Templeton Hard Currency Fund (formerly, Franklin Templeton Hard Currency Fund)

Please keep this supplement with your prospectus for future reference.